Retirement Benefit Plans - Summary of Retirement Benefit Plans (Detail) - Santander UK Group [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets/(liabilities)
Total net assets	£ 727	£ 163
Unfunded Defined Benefit Pension Scheme [member]
Assets/(liabilities)
Surplus (deficit) in plan	(39)	(41)
Surplus [member] | Funded Defined Benefit Pension Scheme [member]
Assets/(liabilities)
Surplus (deficit) in plan	842	449
Deficit [member] | Funded Defined Benefit Pension Scheme [member]
Assets/(liabilities)
Surplus (deficit) in plan	£ (76)	£ (245)